EARNINGS PER SHARE AND FULLY-DILUTED SHARES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Earnings Per Share [Abstract]
Schedule of basic and diluted profit (loss) per share	For the years ended December 31, 2024, 2023 and 2022, the basic and diluted profit per share are:

	2024	2023	2022
Net profit (loss) attributable to equity owners of the parent (in $’000)	(11,841)	(10,548)	13,674
Weighted average shares outstanding	671,347,279	657,020,521	648,676,119
Basic profit (loss) per share (in $)	(0.018)	(0.016)	0.021
Weighted average diluted shares outstanding	785,412,134	725,463,948	707,141,263
Diluted profit (loss) per share (in $)	(0.018)	(0.016)	0.019

Schedule of movements of shares and other instruments
Movements of shares and other instruments between December 31, 2024, and April 2, 2025, are shown in the table below:

	December 31, 2024	Shares issued	Other	April 2, 2025
Shares	680,308,735	3,622,343	—	683,931,078
RSU	19,736,309	(89,378)	401,989	20,048,920
Options	24,238,937	(255,000)	(530,716)	23,453,221
Convertible bonds	81,492,951	—	—	81,492,951
LTIP	18,765,473	(3,277,965)	6,418,792	21,906,300
Issued	824,542,405	—	6,290,065	830,832,470
Available for issue	231,457,595	—	(6,290,065)	225,167,530
Authorized share capital	1,056,000,000	—	—	1,056,000,000